SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	$ 1,902,658	$ 1,234,946
Investment in Gold [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	494,259	627,065
Money Market Funds [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	1,408,399	607,881
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	1,902,658	1,234,946
Fair Value, Inputs, Level 1 [Member] | Investment in Gold [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	494,259	627,065
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	1,408,399	607,881
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 2 [Member] | Investment in Gold [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 3 [Member] | Investment in Gold [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets